Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Sep. 13, 2011
Registrant Name	dei_EntityRegistrantName	Investment Managers Series Trust
Central Index Key	dei_EntityCentralIndexKey	0001318342
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Sep. 13, 2011
Document Effective Date	dei_DocumentEffectiveDate	Sep. 13, 2011
Ramius Trading Strategies Managed Futures Fund (Prospectus Summary) | Ramius Trading Strategies Managed Futures Fund | Class A Shares
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	RTSRX
Ramius Trading Strategies Managed Futures Fund (Prospectus Summary) | Ramius Trading Strategies Managed Futures Fund | Class I Shares
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	RTSIX